CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 17,889	$ 7,622	$ 12,862
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	35,407	29,460	28,587
Share-based compensation expense	1,846	2,858	3,632
Accrued severance pay, net	121	(14)	(246)
Changes in deferred tax, net	(4,473)	(895)	(1,509)
Capital loss (gain) from sale of property, plant and equipment	(3)	340	326
Decrease (increase) in trade receivables	815	6,070	(5,032)
Decrease (increase) in other accounts receivable and prepaid expenses	(9,036)	9,318	(6,346)
Decrease (increase) in inventories	(54,189)	313	35,303
Decrease in trade payables	28,277	(17,938)	(6,663)
Increase (decrease) in warranty provision	112	(371)	69
Legal settlements and loss contingencies, net	3,283	6,319	12,359
Decrease (increase) in right of use assets	25,906	(12,154)	1,319
Changes in lease liabilities	(22,085)	16,126	2,602
Contingent consideration related to acquisition	(288)	0	0
Amortization of premium and accretion of discount on marketable securities, net	412	161	0
Changes in accrued interest related to marketable securities	42	(1)	0
Increase (decrease) in accrued expenses and other liabilities including related party	(3,352)	404	5,786
Net cash provided by operating activities	20,684	47,618	83,049
Cash flows from investing activities:
Net cash paid for acquisitions	0	(28,962)	0
Purchase of property, plant and equipment	(31,477)	(19,824)	(23,590)
Proceeds from sale of property, plant and equipment	9	13	66
Repayment of assumed shareholders loan related to acquisition	(1,966)	0	0
Investment in marketable securities	(11,738)	(24,456)	0
Sales and maturity of marketable securities	10,395	5,271	0
Increase in long-term deposits	(108)	(347)	(63)
Net cash used in investing activities	(34,885)	(68,305)	(23,587)
Cash flows from financing activities:
Dividend paid	(10,681)	(4,821)	(5,160)
Repayment of short-term bank credit and loans, net	(11,761)	(18)	(7,771)
Contingent consideration related to acquisition	(1,492)	0	0
Repayment of a financing liability of land	(1,320)	(1,245)	(1,196)
Net cash used in financing activities	(25,254)	(6,084)	(14,127)
Effect of exchange rate differences on cash and cash equivalents	(478)	1,647	475
Increase (decrease) in cash and cash equivalents	(39,933)	(25,124)	45,810
Cash and cash equivalents at beginning of year	114,248	139,372	93,562
Cash and cash equivalents at end of year	74,315	114,248	139,372
Cash received (paid) during the year for:
Interest paid	(1,915)	0	0
Interest received	465	460	976
Tax paid	(7,377)	(3,676)	(10,155)
Non cash activity during the year for:
Changes in trade payables balances related to purchase of property, plant and equipment	(56)	(356)	3,235
Operating lease liabilities and right-of-use assets	$ 57,343	$ 60,750	$ 73,366